Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Schedule of other comprehensive income components	Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2025	31-12-2024
Other comprehensive income accumulated	(37,565)	(36,595)
Items not reclassified to profit or loss	(4,060)	(4,757)
Actuarial gains or losses on defined benefit pension plans	(3,997)	(4,404)
Non-current assets held for sale	50	—
Share in other income and expenses recognised in investments, joint ventures and associates	—	(1)
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(235)	(432)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	189	284
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(189)	(284)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	122	80
Items that may be reclassified to profit or loss	(33,505)	(31,838)
Hedge of net investments in foreign operations (effective portion)	(6,781)	(8,002)
Exchange differences	(25,567)	(22,375)
Hedging derivatives (effective portion)	215	(298)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(293)	(736)
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	(636)	—
Share in other income and expenses recognised in investments, joint ventures and associates	(443)	(427)

Schedule of changes in fair value of equity instruments that will not be reclassified
Below is a breakdown of the composition of the balance as of 30 June 2025 and 31 December 2024 under 'Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income' depending on the geographical origin of the issuer:

	EUR million
	30-06-2025				31-12-2024
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	40	(1,325)	(1,285)	144	39	(1,328)	(1,289)	117
International
Rest of Europe	75	(71)	4	188	131	(71)	60	299
United States	24	—	24	38	22	—	22	24
Latin America and rest	1,022	—	1,022	1,930	775	—	775	1,753
	1,161	(1,396)	(235)	2,300	967	(1,399)	(432)	2,193
Of which:
Listed	1,043	(48)	995	1,999	779	(51)	728	1,780
Unlisted	118	(1,348)	(1,230)	301	188	(1,348)	(1,160)	413

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
Below is a breakdown of the composition of the balance as of 30 June 2025 and 31 December 2024 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	EUR million
	30-06-2025				31-12-2024
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Issued by public Public-sector
Spain	107	—	107	10,102	103	—	103	13,764
Rest of Europe	282	(33)	249	9,223	268	(70)	198	15,413
Latin America and rest of the world	95	(672)	(577)	33,257	76	(944)	(868)	38,784
Issued by Private-sector
Spain	64	(69)	(5)	8,045	96	(23)	73	6,019
Rest of Europe	33	(14)	19	7,410	25	(18)	7	7,478
Latin America and rest of the world	90	(176)	(86)	5,464	16	(265)	(249)	6,247
	671	(964)	(293)	73,501	584	(1,320)	(736)	87,705